STOCK COMPENSATION EXPENSE	6 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
5. STOCK COMPENSATION EXPENSE

During the three month period ending June 30, 2013, no stock options or free of charge share awards were granted by the Company.

Net income (loss) before and after stock-based compensation is as follows:

	Three months ended		Six months ended
(in thousands except per share data)	June 30, 2012	June 30, 2013	June 30, 2012	June 30, 2013

Net income (loss)	$(5,917)	$(32,854)	$(5,905)	$(41,683)

Net income (loss) per share
Basic	$(0.24)	$(1.29)	$(0.24)	$(1.64)
Diluted	$(0.24)	$(1.29)	$(0.24)	$(1.64)

Number of shares used for computing
Basic	25,157	25,421	25,085	25,418
Diluted	25,157	25,421	25,085	25,418

Stock-based compensation (ASC 718)
Cost of products and services sold	11	5	25	10
Research and development	283	180	537	372
Selling, general and administrative	512	280	929	578
Total	806	465	1,491	961

Net income (loss) before stock-based compensation	(5,111)	(32,389)	(4,414)	(40,722)

Net income (loss) before stock-based compensation per share
Basic	$(0.20)	$(1.27)	$(0.18)	$(1.60)
Diluted	$(0.20)	$(1.27)	$(0.18)	$(1.60)